Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 76		$ 25
Accounts receivable	17,250	[1]	31,309	[1]
Risk management assets, current	5,559		15,750
Prepayments and other current assets	6,123		7,962
Assets held for sale	1,259,382		1,243,602
Total current assets	1,288,390		1,298,648
Property, Plant and Equipment — Net	824,451		982,784
Intangible Assets — Net	3,268		3,464
Deferred Tax Asset	1,438		1,656
Risk Management Assets	3,871		(767)
Other Assets	6,132		8,431
Total assets	2,127,550		2,294,216
CURRENT LIABILITIES:
Accounts payable	50,158		61,843
Accrued liabilities	23,162		16,032
Taxes payable	149		46
Risk management liabilities	8,360		1,201
Disposal Group, Including Discontinued Operation, Accounts Payable	637,738		609,099
Total current liabilities	719,567		688,221
Long-term debt	757,480		659,117
Asset Retirement Obligations	37,306		35,799
Deferred Tax Liability	34,097		39,592
Risk Management Liabilities	2,826		1,700
Other long-term liabilities	2,395		1,413
Commitments and Contingencies (Note 13)
Members' Equity	573,879	[2]	868,374	[2]
Total liabilities and equity	$ 2,127,550		$ 2,294,216

[1]	Net of allowance for bad debt of $931 as of December 31, 2013 and $753 as of December 31, 2012.
[2]	156,644,153 and 144,675,751 common units were issued and outstanding as of December 31, 2013 and December 31, 2012, respectively. These amounts do not include unvested restricted common units granted under the Partnership's long-term incentive plan of 2,743,807 and 2,608,035 as of December 31, 2013 and December 31, 2012, respectively.